Contingent liabilities and provisions	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Contingent liabilities and provisions

Note 2 2	Contingent liabilities and provisions

In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.
While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.
CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.
CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $1.5 billion as at October 31, 2022. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages. The matters underlying the estimated range as at October 31, 2022 consist of the significant legal matters disclosed below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.
The following is a description of CIBC’s significant legal proceedings, which we intend to vigorously defend.
Green v. Canadian Imperial Bank of Commerce, et al.
In July 2008, a shareholder plaintiff commenced this proposed class action in the Ontario Superior Court of Justice against CIBC and several former and current CIBC officers and directors. It alleged that CIBC and the individual officers and directors violated the Ontario
Securities Act
through material misrepresentations and non-disclosures relating to CIBC’s exposure to the U.S. sub-prime mortgage market. The plaintiffs instituted this action on behalf of all CIBC shareholders in Canada who purchased shares between May 31, 2007 and February 28, 2008. The action sought damages of
 $5
billion. In July 2012, the plaintiffs’ motions for leave to file the statement of claim and for class certification were dismissed by the Ontario Superior Court of Justice. In February 2014, the Ontario Court of Appeal released its decision overturning the lower court and allowing the matter to proceed as a certified class action. In August 2014, CIBC and the individual defendants were granted leave to appeal to the Supreme Court of Canada. The defendants’ appeal to the Supreme Court of Canada was heard in February 2015. In December 2015, the Supreme Court of Canada upheld the Ontario Court of Appeal’s decision allowing the matter to proceed as a certified class action. The trial, which was scheduled to start in October 2021, was adjourned and a settlement agreement was reached, subject to court approval. In January 2022, the court approved the settlement. Pursuant to the settlement, CIBC has

paid the plaintiffs
$125
million. This matter is now closed.
Fresco v. Canadian Imperial Bank of Commerce
Gaudet v. Canadian Imperial Bank of Commerce
In June 2007, two proposed class actions were filed against CIBC in the Ontario Superior Court of Justice (
Fresco
) and in the Quebec Superior Court (
Gaudet
). Each makes identical claims for unpaid overtime for full-time, part-time, and retail frontline non-management employees. The Ontario action seeks $500 million in damages plus $100 million in punitive damages for all employees in Canada, while the Quebec action is limited to employees in Quebec and has been stayed pending the outcome of the Ontario action. In June 2009, in the Ontario action, the motion judge denied certification of the matter as a class action. In September 2010, the Ontario Divisional Court upheld the motion judge’s denial of the plaintiff’s certification motion and the award of costs to CIBC by a two-to-one majority. In January 2011, the Ontario Court of Appeal granted the plaintiff leave to appeal the decision denying certification. In June 2012, the Ontario Court of Appeal overturned the lower court and granted certification of the matter as a class action. The Supreme Court of Canada released its decision in March 2013 denying CIBC leave to appeal certification of the matter as a class action, and denying the plaintiff’s cross appeal on aggregate damages. The motions for summary judgment on liability were heard in December 2019. In March 2020, the court found CIBC liable for unpaid overtime. CIBC appealed the liability decision. A decision on remedies was released in August 2020 and the court certified aggregate damages as a common issue and directed that the availability and quantum, if any, of aggregate damages be determined at a later date. The plaintiffs’ claim for punitive damages was dismissed. In October 2020, the court released its decision on limitation periods finding that limitation periods cannot be determined on a class wide basis. CIBC appealed the decisions on remedies and limitation periods. The appeal was heard in September 2021. In February 2022, CIBC’s appeal was dismissed.
In October 2022, a
 settlement agreement
was
reached, subject to court approval. Pursuant to the proposed settlement, CIBC will pay the plaintiffs $153 million.

Credit card class actions – Interchange fees litigation:
Bancroft-Snell v. Visa Canada Corporation, et al.
9085-4886 Quebec Inc. v. Visa Canada Corporation, et al.
Watson v. Bank of America Corporation, et al.
Fuze Salon v. BofA Canada Bank, et al.
1023926 Alberta Ltd. v. Bank of America Corporation, et al.
The Crown & Hand Pub Ltd. v. Bank of America Corporation, et al.
Hello Baby Equipment Inc. v. BofA Canada Bank, et al.
Since 2011, seven proposed class actions were commenced against VISA Canada Corporation (Visa), MasterCard International Incorporated (MasterCard), CIBC and numerous other financial institutions. The actions, brought on behalf of all merchants who accepted payment by Visa or MasterCard from March 23, 2001 to the present, alleged two “separate, but interrelated” conspiracies: one in respect of Visa and one in respect of MasterCard. The claims alleged that Visa and MasterCard conspired with their issuing banks to set default interchange rate and merchant discount fees and that certain rules (Honour All Cards and No Surcharge) had the effect of increasing the merchant discount fees. The claims alleged civil conspiracy, violation of the
Competition Act
, interference with economic interests and unjust enrichment. The claims sought unspecified general and punitive damages. The motion for class certification in
Watson
was granted in March 2014. The appeal of the decision granting class certification was heard in December 2014. In August 2015, the British Columbia Court of Appeal allowed the appeals in part, resulting in certain causes of action being struck and others being reinstated. The matter remained certified as a class action. The trial in
Watson
which was scheduled to commence in October 2020 was adjourned. The motion for class certification in
9085-4886 Quebec Inc.
(formerly
Bakopanos
) was heard in November 2017. In February 2018, the Court certified
9085-4886 Quebec Inc.
as a class action. In May 2019, the plaintiffs’ appeal of the certification decision in
9085-4886
Quebec Inc
. was heard and in July 2019, the Quebec Court of Appeal allowed the plaintiffs’ appeal. Five of the seven actions were settled subject to court approval. The settlement was approved by the courts in all five jurisdictions in December 2021. The remaining two actions were stayed. CIBC has contributed towards the settlement. These matters are now closed.
Mortgage prepayment class actions:
Jordan v. CIBC Mortgages Inc.
Lamarre v. CIBC Mortgages Inc.
Sherry v. CIBC Mortgages Inc.
Haroch v. Toronto Dominion Bank, et al.
In 2011, three proposed class actions were filed in the Superior Courts of Ontario (
Jordan
), Quebec (
Lamarre
) and British Columbia (
Sherry
) against CIBC Mortgages Inc. The representative plaintiffs alleged that since 2005, CIBC Mortgages Inc. wrongfully charged or overcharged mortgage prepayment penalties and that the calculation clauses in the mortgage contract that provide for discretion in applying the prepayment penalties are void and unenforceable at law. The motion for class certification in
Sherry
was granted in June 2014 conditional on the plaintiffs framing a workable class definition. In July 2014, CIBC filed a Notice of Appeal. CIBC’s appeal of the certification decision in
Sherry
was heard in April 2016. In June 2016, the British Columbia Court of Appeal allowed the appeal in
Sherry
in part, resulting in certain causes of action being struck.
Sherry
remained certified as a class action, and continuation of the certification motion on the amended pleading was heard November 2017. In August 2018, the court certified certain of the plaintiffs’ causes of action in
Sherry
. The appeal in
Sherry
was heard in April 2019. In May 2020, the court dismissed CIBC’s appeal. The certification motion in
Jordan
was heard in August 2018. In February 2019, the court certified
Jordan
as a class action. CIBC’s motion for leave to appeal the certification decision in
Jordan
was denied in June 2019. The
Jordan
and
Sherry
actions were settled subject to court approval, for which hearings were conducted in February 2022. In April 2022, the settlement in
Sherry
and
Jordan
received court approval in British Columbia and Ontario. These matters are now closed.
In May 2018, a new proposed class action,
Haroch,
was filed in the Superior Court of Quebec against CIBC, CIBC Mortgages Inc. and several other financial institutions. The action is brought on behalf of Quebec residents who during the class period allegedly paid a mortgage prepayment charge in excess of three months’ interest. The plaintiffs allege that the defendants created complex prepayment formulas that are contrary to the
Quebec Civil Code,
the
Quebec Consumer Protection Act
and the
Interest Act
and seek damages back to 2015.
Haroch
and
Lamarre
have been consolidated. The motion for class certification in
Haroch
was heard in June 2019
,
and in July 2019, the court certified the matter as a class action against CIBC and CIBC Mortgages Inc. CIBC and CIBC Mortgages Inc. sought leave to appeal the certification decision.
The appeal of the certification decision in
Haroch
did not proceed as the matter has been settled against CIBC, subject to court approval.
Cerberus Capital Management L.P. v. CIBC
In November 2015, Securitized Asset Funding 2011-2, LTD., a special purpose investment vehicle affiliated with Cerberus Capital Management L.P. (collectively, Cerberus), commenced a New York State Court action against CIBC seeking unspecified damages of “at least hundreds of millions of dollars”. The action relates to two transactions in 2008 and 2011 in which CIBC issued a limited recourse note and certificate to Cerberus which significantly reduced CIBC’s exposure to the U.S. residential real estate market. The complaint alleges that CIBC breached its contracts with Cerberus by failing to appropriately calculate and pay with respect to two of the payment streams due under the 2008 note and 2011 certificate. In January 2016, CIBC served its answer denying Cerberus’ allegations and asserting counterclaims. Pre-trial discovery was completed and the parties filed a Note of Issue and Certificate of Readiness for Trial in August 2021. In September 2021, CIBC filed a motion for summary judgment, which was heard in December 2021, and denied. The non-jury trial proceeded in March 2022. The court reserved its decision.

Pilon v. Amex Bank of Canada, et al.
In January 2018, a proposed class action was commenced in Quebec against CIBC and several other financial institutions. The action alleges that the defendants breached the Quebec
Consumer Protection Act
and the
Bank Act
when they unilaterally increased the credit limit on the plaintiffs’ credit cards. The claim seeks the return of all over limit fees charged to Quebec customers beginning in January 2015 as well as punitive damages of $500 per class member. The motion for class certification was heard in April 2019. In August 2019, the court dismissed the certification motion. The plaintiff’s appeal of the decision denying certification was heard in February 2021. In March 2021, the court dismissed the plaintiff’s appeal. In May 2021, the plaintiff filed a motion seeking leave to appeal to the Supreme Court of Canada.
In March 2022, the plaintiff’s motion for leave to appeal to the Supreme Court of Canada was dismissed. This matter is now closed.

Order Execution Only class actions:
Pozgaj v. CIBC and CIBC Trust
Frayce v. BMO Investorline Inc., et al.
Michaud v. BBS Securities Inc., et al.
Ciardullo v. 1832 Asset Management L.P., et al.

Ciardullo and Aggarwal v. 1832 Asset Management L.P., et al.

Woodard v. CIBC and CIBC Trust
In September
2018, a proposed class action (
Pozgaj
) was filed in the Ontario Superior Court against CIBC and CIBC Trust. It alleges that the defendants should not have paid mutual fund trailing commissions to order execution only dealers. The action is brought on behalf of all persons who held units of CIBC mutual funds through order execution only dealers and seeks $200 million in damages.
In 2020, two proposed class actions were filed in the Ontario Superior Court (
Frayce
) and the Supreme Court of British Columbia (
Michaud
) against CIBC Investor Services Inc. and several other dealers. The proposed actions allege that the defendants should not have received and accepted trailing commissions for service and advice on mutual funds purchased through their respective order execution only dealers. The proposed actions are brought on behalf of all persons who purchased units of mutual funds through an order execution only dealer owned by one or more of the defendants and seeks unspecified compensatory and punitive damages. The motion for certification in
Frayce
was heard in September 2022 and taken under reserve. The
Michaud
action has been stayed.
In July and August 2022, two proposed class actions (
Ciardullo
and
Ciardullo and Aggarwal
) were filed in the Ontario Superior Court against CIBC, CIBC Trust and several other financial institutions. Like the Pozgaj action, these actions allege that the defendants should not have paid mutual fund trailing commissions to order execution only dealers. However, the actions are brought on behalf of all persons who held units of CIBC mutual funds through dealers other than order execution only dealers. They seek unspecified damages. In November 2022, a further proposed class action (
Woodard
) was filed in the Ontario Superior Court with a new proposed representative plaintiff.
Woodard
raises identical allegations to
Ciardullo
and
Ciardullo and Aggarwal
, on behalf of an identical class, but only names CIBC and CIBC Trust as defendants.
York County on Behalf of the County of York Retirement Fund v. Rambo, et al.

In February 2019, a class action complaint was filed in the Northern District of California against the directors, certain officers and the underwriters of several senior note offerings of the Pacific Gas and Electric Company (PG&E) that took place between March 2016 and April 2018, the total issuance amount for the series of offerings being approximately US$4 billion. CIBC World Markets Corp. was part of the underwriting syndicate for an offering, whereby CIBC World Markets Corp. underwrote 6% of a US$650 million December 2016 issuance of senior no
tes. The offering involved the issuance of two tranches of notes: US$400 million of 30-year senior notes maturing in December 2046 and US$250 million of one-year floating rate notes that matured and were repaid in November 2017. The complaint alleges that the disclosure documentation associated with the note offerings contained misrepresentations and/or omissions of material facts, including with respect to PG&E’s failure to comply with various safety regulations, vegetation management programs and requirements, as well as understating the extent to which its equipment has allegedly caused multiple fires in California, including before the wildfires that occurred in California in 2017 and 2018. In October 2019, the defendants filed a motion to dismiss.
Pope v. CIBC and CIBC Trust
In August 2020, a proposed class action was filed in the Supreme Court of British Columbia against CIBC and CIBC Trust. The action alleges that the defendants misrepresented their investment strategy and charged unitholders excess fees in relation to certain CIBC mutual funds and certain CIBC portfolio funds. The action is brought on behalf of all persons who hold or held units of these funds from January 2005 to present and seeks unspecified compensatory and punitive damages. In December 2020, CIBC Asset Management Inc. was added as a defendant. The motion for class certification was heard in August 2021. In October 2022, the court ruled that the plaintiff was required to provide additional information before a final determination on certification could be made.
Salko v. CIBC Investor Services Inc., et al.
In March 2021, a proposed class action was commenced in Quebec against CIBC Investor Services Inc. and several other financial institutions. The plaintiff subsequently added CIBC World Markets Inc. and additional financial institutions as defendants. The action seeks the reimbursement of currency conversion fees alleged to have been unlawfully charged to class members and concealed by the defendants, as well as exemplary and punitive damages. The plaintiff
s
seek reimbursement of fees charged to clients since March 15, 2018, as well as punitive damages in the amount of 5
% of the total sum of fees charged to class members,
plus interest. The certification motion was heard in April 2022. In September 2022, the action was certified against CIBC Investor Services Inc. and several other order execution only dealers, and not certified against the full service brokerages, including CIBC World Markets Inc. The plaintiffs are appealing the certification decision.
The Registered Retirement Savings Plan (RRSP) of J.T.G v. His Majesty The King
CIBC Trust Corporation is the trustee of a self-directed RRSP that has been the subject of proceedings in the Tax Court of Canada. The proceedings arise from appeals of tax assessments made by the Minister of National Revenue against the RRSP for the 2004 to 2009 taxation years under Parts I and XI.1 of the
Income Tax Act
(Canada). At the time they were made in March 2013, the Part I assessment amounted to approximately $139 million and the Part XI.1 reassessment totalled approximately $144 million, in each case including all taxes, penalties and interest. In April 2021, the Tax Court of Canada released a decision allowing the appeal in part of the assessment under Part I and dismissing the appeal of the reassessment under Part XI.1. The RRSP by its trustee CIBC Trust has appealed this decision to the Federal Court of Appeal. To the extent there is a shortfall in the RRSP’s ability to satisfy any of the Part XI.1 reassessment that may be upheld by the courts, CIBC Trust may be liable to pay a portion of that reassessment.

Non-sufficient funds fees class actions:
Vaillancourt-Thivierge v. Bank of Montreal, et al
.
Chalmers and Campbell v. CIBC
In September 2016, a proposed class action (
Vaillancourt-Thivierge
) was commenced in Quebec against CIBC and several other financial institutions with respect to charging non-sufficient funds fees (NSF Fees) for client payment orders refused due to insufficient funds. The action alleges that NSF Fees violate the
Quebec
Consumer Protection Act
and the Quebec Civil Code. The action is brought on behalf of residents of Quebec who paid NSF fees from September 12, 2013 to present. The action seeks the return of NSF fees charged as well as punitive damages of $
300
per class member. The court certified the matter as a class action in 2019.
In September 2022, a proposed class action (
Chalmers
) was commenced in Ontario against CIBC on behalf of personal deposit accountholders who have been charged duplicative non-sufficient fund fees (representment NSF Fees) on their account for a single rejected payment order or cheque. The action alleges that this practice violates our account agreement with clients, the Ontario
Consumer Protection Act
and other consumer protection statutes. The action is brought on behalf of residents of Canada who paid representment NSF Fees from January 1, 2012 to present. The action seeks the return of the representment NSF Fees charged, as well as punitive damages.
Legal provisions
The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2022	2021
Balance at beginning of year	$301	$151
Additional new provisions recognized	151	169
Less:
Amounts incurred and charged against existing provisions	(172)	(13)
Unused amounts reversed and other adjustments	(5)	(6)
Balance at end of year	$275	$301
Restructuring
The following table presents changes in the restructuring provision:

$ millions, for the year ended October 31	2022	2021
Balance at beginning of year	$99	$222
Additional new provisions recognized	6	14
Less:
Amounts incurred and charged against existing provisions	(59)	(112)
Unused amounts reversed	(11)	(25)
Balance at end of year	$35	$99
The amount of $35
million as at October 31, 2022 primarily represents obligations related to ongoing payments as a result of the restructuring
s
.